SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 244,883	$ 252,464
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	126,225	130,934
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	117,709	120,343
Other
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 949	$ 1,187